Reportable Segments (Details Narrative) - Sales Revenue, Net [Member]	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 06, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Customer One [Member] | Successor [Member]
Concentration risk, percentage		42.00%
Customer One [Member] | Predecessor [Member]
Concentration risk, percentage	49.00%		45.00%	49.00%
Customer Two [Member] | Successor [Member]
Concentration risk, percentage		17.00%
Customer Two [Member] | Predecessor [Member]
Concentration risk, percentage	0.00%		0.00%	0.00%
Customer Three [Member] | Successor [Member]
Concentration risk, percentage		10.00%
Customer Three [Member] | Predecessor [Member]
Concentration risk, percentage	16.00%		13.00%	4.00%
Customer Four [Member] | Successor [Member]
Concentration risk, percentage		5.00%
Customer Four [Member] | Predecessor [Member]
Concentration risk, percentage	9.00%		14.00%	11.00%